Investments (excluding Consolidated Investment Entities) - Unrealized Capital Losses 2 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Unrealized Capital Losses	$ 268.8		$ 292.7		$ 917.5
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	6,546.2		4,458.0		8,301.7
Total Unrealized Capital Losses	191.9		150.6		447.4
Available-for-sale Securities, Including Securites Pledged, Continuous Unrealized Loss Position, Number of Securities	811		612		857
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	737.4	[1]	398.0	[1]	450.7
Total Unrealized Capital Losses	12.3	[1]	11.0	[1]	10.2
Fair value decline below amortized cost less than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	91.1	[1]	83.4	[1]	212.7
Total Unrealized Capital Losses	1.3	[1]	1.2	[1]	0.6
Fair value decline below amortized cost less than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,707.1	[1]	1,545.7	[1]	2,263.6
Total Unrealized Capital Losses	71.9	[1]	86.0	[1]	150.9
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	275.6		466.4		1,441.4
Total Unrealized Capital Losses	76.9		142.1		470.1
Available-for-sale Securities, Including Securites Pledged, Continuous Unrealized Loss Position, Number of Securities	79		125		296
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	11.2	[1]	8.1	[1]	4.8
Total Unrealized Capital Losses	3.3	[1]	3.8	[1]	2.0
Fair value decline below amortized cost greater than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2.3	[1]	2.3	[1]	2.5
Total Unrealized Capital Losses	0.5	[1]	0.6	[1]	0.6
Fair value decline below amortized cost greater than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	168.5	[1]	313.8	[1]	1,069.1
Total Unrealized Capital Losses	45.2	[1]	90.7	[1]	360.6
Fixed Rate | Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	780.5		669.4		1,108.1
Total Unrealized Capital Losses	13.1		14.2		49.5
Fixed Rate | Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	22.7		33.3		147.6
Total Unrealized Capital Losses	6.3		10.2		50.5
Floating Rate | Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	926.6		876.3		1,155.5
Total Unrealized Capital Losses	58.8		71.8		101.4
Floating Rate | Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	145.8		280.5		921.5
Total Unrealized Capital Losses	38.9		80.5		310.1
Greater than 10%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, minimum	10.00%		10.00%		10.00%
Greater than 10% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	607.2	[1]	706.8	[1]	793.4
Total Unrealized Capital Losses	43.7	[1]	53.8	[1]	77.3
Greater than 10% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	86.4	[1]	187.1	[1]	761.4
Total Unrealized Capital Losses	20.5	[1]	51.2	[1]	256.4
5% - 10%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	10.00%		10.00%		10.00%
Credit Enhancement Percentage, minimum	5.00%		5.00%		5.00%
5% - 10% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	94.9	[1]	187.6	[1]	509.8
Total Unrealized Capital Losses	3.1	[1]	6.8	[1]	35.2
5% - 10% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2.2	[1]	2.2	[1]	45.4
Total Unrealized Capital Losses	0.6	[1]	0.7	[1]	15.0
0% - 5%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	5.00%		5.00%		5.00%
Credit Enhancement Percentage, minimum	0.00%		0.00%		0.00%
0% - 5% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	103.7	[1]	89.4	[1]	249.2
Total Unrealized Capital Losses	5.0	[1]	7.6	[1]	21.6
0% - 5% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	5.2	[1]	12.3	[1]	150.0
Total Unrealized Capital Losses	2.3	[1]	4.2	[1]	45.8
0%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	0.00%		0.00%		0.00%
0% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	72.8	[1]	80.5	[1]	47.8
Total Unrealized Capital Losses	6.5	[1]	5.6	[1]	6.0
0% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	61.2	[1]	101.8	[1]	105.0
Total Unrealized Capital Losses	18.0	[1]	30.2	[1]	40.8
Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	100.00%		100.00%		100.00%
Greater than 100% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	374.2		562.3		728.7
Total Unrealized Capital Losses	26.0		39.5		86.5
Greater than 100% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	103.9		203.8		706.0
Total Unrealized Capital Losses	27.3		58.0		237.8
90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	90.00%		90.00%		90.00%
Loan to Value Ratio, maximum	100.00%		100.00%		100.00%
90% - 100% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	106.6		134.2		258.3
Total Unrealized Capital Losses	8.9		12.8		24.2
90% - 100% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	15.2		35.2		162.2
Total Unrealized Capital Losses	5.1		10.7		60.6
80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	80.00%		80.00%		80.00%
Loan to Value Ratio, maximum	90.00%		90.00%		90.00%
80% - 90% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	91.3		78.9		120.4
Total Unrealized Capital Losses	8.7		7.5		9.9
80% - 90% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	23.3		46.9		80.8
Total Unrealized Capital Losses	5.1		12.1		23.6
Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, maximum	80.00%		80.00%		80.00%
Less than 80% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	306.5		288.9		492.8
Total Unrealized Capital Losses	14.7		14.0		19.5
Less than 80% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	12.6		17.5		112.8
Total Unrealized Capital Losses	$ 3.9		$ 5.5		$ 36.0

[1]	For purposes of this table, subprime mortgages are included in Non-agency RMBS categories.